MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.9%
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 1.2%
Telkom Indonesia Persero Tbk PT	26,796,000	$7,200,729	(a)

Entertainment - 0.5%
Sea Ltd., ADR	44,104	2,948,793	*

Interactive Media & Services - 8.5%
NAVER Corp.	33,908	6,290,893	(a)
Tencent Holdings Ltd.	954,400	43,342,640	(a)

Total Interactive Media & Services		49,633,533

TOTAL COMMUNICATION SERVICES		59,783,055

CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.0%
Minth Group Ltd.	2,040,000	5,581,974	(a)

Automobiles - 2.1%
Brilliance China Automotive Holdings Ltd.	2,088,000	688,852	*(a)(b)
Maruti Suzuki India Ltd.	105,738	11,365,807	(a)

Total Automobiles		12,054,659

Internet & Direct Marketing Retail - 10.1%
Alibaba Group Holding Ltd.	303,640	4,331,337	*(a)
Alibaba Group Holding Ltd., ADR	190,952	21,707,423	*
Delivery Hero SE	59,680	2,237,124	*(a)
JD.com Inc., ADR	183,139	11,761,187
JD.com Inc., Class A Shares	37,371	1,208,357	(a)
Meituan, Class B Shares	717,400	18,128,614	*(a)

Total Internet & Direct Marketing Retail		59,374,042

Textiles, Apparel & Luxury Goods - 2.2%
Titan Co. Ltd.	533,754	13,137,210	(a)

TOTAL CONSUMER DISCRETIONARY		90,147,885

CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.0%
Robinsons Retail Holdings Inc.	3,158,575	2,894,452	(a)
Wal-Mart de Mexico SAB de CV	2,540,400	8,741,922

Total Food & Staples Retailing		11,636,374

Personal Products - 0.5%
LG H&H Co. Ltd.	5,491	2,877,561	(a)

TOTAL CONSUMER STAPLES		14,513,935

See Notes to Schedule of Investments.

Martin Currie Emerging Markets Fund 2022 Quarterly Report	1

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
ENERGY - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Cosan SA	3,187,852	$11,080,077
Reliance Industries Ltd.	572,772	18,859,606	(a)

TOTAL ENERGY		29,939,683

FINANCIALS - 24.7%
Banks - 17.9%
Al Rajhi Bank	558,392	12,297,982	(a)
Bank Rakyat Indonesia Persero Tbk PT	47,238,600	13,176,164	(a)
China Merchants Bank Co. Ltd., Class H Shares	2,106,000	14,325,881	(a)
Credicorp Ltd.	68,886	8,260,120
Grupo Financiero Banorte SAB de CV, Class O Shares	874,900	4,890,164
HDFC Bank Ltd., ADR	223,333	12,274,382
ICICI Bank Ltd., ADR	1,043,923	18,519,194
Kotak Mahindra Bank Ltd.	465,931	9,825,084	(a)
OTP Bank Nyrt	192,762	4,318,127	(a)
Ping An Bank Co. Ltd., Class A Shares	2,983,000	6,682,829	*(a)

Total Banks		104,569,927

Capital Markets - 1.3%
B3 SA - Brasil Bolsa Balcao	3,597,000	7,567,278

Insurance - 5.5%
AIA Group Ltd.	1,608,000	17,662,515	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	2,102,500	14,552,727	(a)

Total Insurance		32,215,242

TOTAL FINANCIALS		144,352,447

HEALTH CARE - 2.1%
Health Care Providers & Services - 0.7%
Odontoprev SA	2,386,700	4,222,997

Pharmaceuticals - 1.4%
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H Shares	2,172,500	8,065,344	(a)

TOTAL HEALTH CARE		12,288,341

INDUSTRIALS - 5.8%
Electrical Equipment - 4.2%
Contemporary Amperex Technology Co. Ltd., Class A Shares	176,600	14,140,870	(a)
LG Energy Solution Ltd.	4,994	1,431,526	*(a)
WEG SA	1,722,400	8,705,057

Total Electrical Equipment		24,277,453

See Notes to Schedule of Investments.

2	Martin Currie Emerging Markets Fund 2022 Quarterly Report

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - 1.6%
Shenzhen Inovance Technology Co. Ltd., Class A Shares	528,800	$5,209,188	(a)
Wuxi Lead Intelligent Equipment Co. Ltd., Class A Shares	458,080	4,338,112	(a)

Total Machinery		9,547,300

TOTAL INDUSTRIALS		33,824,753

INFORMATION TECHNOLOGY - 27.0%
Electronic Equipment, Instruments & Components - 2.6%
Delta Electronics Inc.	1,116,367	8,270,314	(a)
Samsung SDI Co. Ltd.	16,930	6,947,893	(a)

Total Electronic Equipment, Instruments & Components		15,218,207

IT Services - 2.3%
EPAM Systems Inc.	27,714	8,169,533	*
Globant SA	30,898	5,376,252	*

Total IT Services		13,545,785

Semiconductors & Semiconductor Equipment - 14.3%
Globalwafers Co. Ltd.	711,000	10,770,984	(a)
SK Hynix Inc.	245,237	17,153,368	(a)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	606,937	49,617,100
Xinyi Solar Holdings Ltd.	3,890,000	5,998,203	(a)

Total Semiconductors & Semiconductor Equipment		83,539,655

Technology Hardware, Storage & Peripherals - 7.8%
Samsung Electronics Co. Ltd.	1,048,558	45,931,724	(a)

TOTAL INFORMATION TECHNOLOGY		158,235,371

MATERIALS - 6.6%
Chemicals - 4.2%
Asian Paints Ltd.	273,289	9,345,795	(a)
LG Chem Ltd.	24,718	9,836,447	(a)
Orbia Advance Corp. SAB de CV	2,240,025	5,257,673

Total Chemicals		24,439,915

Construction Materials - 0.9%
UltraTech Cement Ltd.	76,262	5,424,186	(a)

Metals & Mining - 1.5%
Antofagasta PLC	639,305	8,989,643	(a)

TOTAL MATERIALS		38,853,744

UTILITIES - 1.5%
Gas Utilities - 1.5%
ENN Energy Holdings Ltd.	520,300	8,558,838	(a)

TOTAL INVESTMENTS - 100.9% (Cost - $686,957,305)		590,498,052
Liabilities in Excess of Other Assets - (0.9)%		(5,217,156)

TOTAL NET ASSETS - 100.0%		$585,280,896

See Notes to Schedule of Investments.

Martin Currie Emerging Markets Fund 2022 Quarterly Report	3

MARTIN CURRIE EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2022

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	Martin Currie Emerging Markets Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Martin Currie Emerging Markets Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

5

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

6

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$2,948,793	$56,834,262	—	$59,783,055
Consumer Discretionary	33,468,610	55,990,423	$688,852	90,147,885
Consumer Staples	8,741,922	5,772,013	—	14,513,935
Energy	11,080,077	18,859,606	—	29,939,683
Financials	51,511,138	92,841,309	—	144,352,447
Health Care	4,222,997	8,065,344	—	12,288,341
Industrials	8,705,057	25,119,696	—	33,824,753
Information Technology	63,162,885	95,072,486	—	158,235,371
Materials	5,257,673	33,596,071	—	38,853,744
Utilities	—	8,558,838	—	8,558,838

Total Investments	$189,099,152	$400,710,048	$688,852	$590,498,052

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

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